Financial Instruments and Fair Value Measurements - Schedules of liabilities for which fair value is determined by Level 3 (Details) - Warrant liability. - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Roll-forward of liabilities determined by Level 3 inputs
Balance - beginning		$ 2,089
Warrants exercised prior to the Business Combination		(10)
Change in fair value of warrants		294
Warrants reclassified to equity		(2,373)
Balance - ending